Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year	Amount

2013	$388,128
2014	352,769
2015	74,373
2016	-
2017 and thereafter	-
Total	$815,270